May 3, 2024 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: IDX Funds (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 29, 2024 (Accession No. 0001398344-24-008209) for the IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund, both a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo J. Howell
On behalf of Fintech Law, LLC

FinTech Law

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